Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (42,331)
Ending balance	(59,893)	$ (42,331)
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(42,331)	(47,710)	$ (34,176)
Current period other comprehensive income (loss)	(17,562)	5,379	(13,534)
Ending balance	$ (59,893)	$ (42,331)	$ (47,710)